Share-Based Payments - Additional Information (Detail) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) yr shares $ / shares	Jun. 30, 2022 USD ($) shares yr $ / shares	Dec. 31, 2022 USD ($) shares yr $ / shares	Dec. 31, 2021 USD ($) shares yr $ / shares	Dec. 31, 2020 USD ($) shares yr $ / shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award term of stock options | yr			6.078	6.078	6.078
Outstanding Options			135,979,705
Two Thousand and Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based number of shares authorized for issuance	337,225,866		337,225,866	337,225,866
Share based compensation by share based award term of stock options | yr	6.078	6.078
Weighted average remaining contractual life of outstanding share options	7 years 25 days	7 years 9 months 18 days	7 years 4 months 24 days	8 years 2 months 12 days	8 years 10 months 24 days
Weighted average fair value per share of share options granted | $ / shares	$ 0.5334	$ 0.31	$ 0.1403	$ 0.1471	$ 0.1171
Share based compensation by share based award number of options excercised during the period	661,875	6,973,958	8,552,187	6,511,135	25,949,960
Share options exercisable after applying the exchange ratio	6,646,879
Share options exchange ratio	0.071679
Outstanding Options	177,301,320	134,766,684	135,979,705	155,059,183	151,133,235	57,835,912
Two Thousand and Sixteen Plan [Member] | Share Appreciation Rights,Restricted Share Unit Awards And Other Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award number of instrument granted in a share based payment arrangement	0	0	0	0	0
Two Thousand and Sixteen Plan [Member] | Restricted Share Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Notice period threshold post termination of employment repurchase option	6 days		60 days
Allocated share based compensation | $	$ 39	$ 36	$ 39	$ 7	$ 89
Two Thousand and Sixteen Plan [Member] | Time Based Restricted Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based vesting period	48 months		48 months
Share based compensation by share based award initial vesting percentage	25.00%		25.00%
Share based compensation by share based award remaining vesting period	36 months		36 months
Two Thousand and Sixteen Plan [Member] | Time Based Restricted Shares [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award weighted average exercise price of equity instruments other than optiions granted | $ / shares	$ 0.003		$ 0.003
Two Thousand and Sixteen Plan [Member] | Time Based Restricted Shares [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award weighted average exercise price of equity instruments other than optiions granted | $ / shares	$ 0.01		$ 0.01
Two Thousand and Sixteen Plan [Member] | Milestone Based Restricted Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options vested during the period			0	0	6,930,235
Two Thousand and Sixteen Plan [Member] | Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation | $	$ 5,300	$ 2,000	$ 3,543	$ 8,115	$ 4,421
Share based compensation by share based award term of stock options | yr	10		10
Allocated share based compensation consulting fees | $			$ 27	$ 129	$ 18
Two Thousand and Sixteen Plan [Member] | Time Based Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting period minimum	24 months		24 months
Share based compensation by share based award vesting period Maximum	48 months		48 months
Share based compensation by share based award initial vesting percentage one	25.00%		25.00%
Share based compensation by share based award initial vesting percentage two	50.00%		50.00%
Share based compensation by share based award remaining vesting period minimum	12 months		12 months
Share based compensation by share based award remaning vesting period maximum	36 months		36 months
Two Thousand and Sixteen Plan [Member] | Time Based Share Options [Member] | Dr Yu [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award number of options excercised during the period					11,918,299
Share based compensation by share based award unvested early exercised share options outstanding	69,000	0	0	5,991,847
Two Thousand Twenty Three Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options exercisable after applying the exchange ratio	12,708,781